Accrued Expenses and Other Payables (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Accrued Liabilities and Other Liabilities [Abstract]
Accrued salaries & benefits	$ 4,723	$ 433
Accrued professional fees	1,162	482
Construction payable and others	169	34
Advance received from customers	793	46
Interest payable	372
Accrued expenses and other payables	$ 7,219	$ 995